Document and Entity Information (USD $)	12 Months Ended
	Mar. 31, 2012	Jul. 12, 2012	Jul. 11, 2012
Document and Entity Information
Document Type	10-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2012
Trading Symbol	htm
Entity Registrant Name	US GEOTHERMAL INC
Entity Central Index Key	0001172136
Current Fiscal Year End Date	--03-31
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding		88,955,948
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Entity Public Float			$ 32,913,701
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY